Share incentive plan (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation	$ 700	$ 2,623	$ 736
Research and development expenses [Member]
Share-based Compensation	531	381	83
Pre-commercialization expenses [Member]
Share-based Compensation	(147)	159	0
General and administrative expenses [Member]
Share-based Compensation	$ 316	$ 2,083	$ 653